Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Summary of lease liabilities

	Incremental borrowing rate %	Maturity	2021	2020
Current	3.00 -5.00	2022	$380	$367
Non-Current	3.00 -5.00	2023 -2027	789	1,080

Lease Liability			$1,169	$1,447